Supplement to the
Fidelity® Series Small Cap Opportunities Fund
September 29, 2010
Prospectus

The following information supplements similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Morgen Peck (co-manager) has managed the fund since March 2011.

The following information supplements the biographical information found in the "Fund Management" section on page 16.

Morgen Peck is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

SMO-11-01  March 11, 2011
1.843345.109

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
Class F
September 29, 2010
Prospectus

The following information supplements similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Morgen Peck (co-manager) has managed the fund since March 2011.

The following information supplements the biographical information found in the "Fund Management" section on page 16.

Morgen Peck is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

SMO-F-11-01  March 11, 2011
1.904319.101